UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02993

Edward Jones Money Market Fund

(Exact name of registrant as specified in charter)

Edward Jones Money Market Fund

12555 Manchester Road

St. Louis, MO, 63131

(Address of principal executive offices)

Evan S. Posner, Secretary

Edward Jones Money Market Fund

c/o 12555 Manchester Road

St. Louis, MO 63131

(Name and address of Agent for service)

Registrant’s telephone number, including area code: (314) 515-3289

Date of fiscal year end: February 29

Date of reporting period: February 29, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

The following is a copy of the Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR 270.30e-1).

Money Market Fund

Annual Shareholder Report

February 29, 2024

INVESTMENT SHARES (TICKER JNSXX)

RETIREMENT SHARES (TICKER JRSXX)

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Dear Shareholder,

It is our pleasure to provide you with the Edward Jones Money Market Fund (the “Fund”) annual report for the fiscal year ended February 29, 2024. In this report, you will find performance information, portfolio holdings, financial statements and other important information.

Over the past year, U.S. stock and bond investments have gained ground given the backdrop of better earnings growth, a resilient U.S. economy, and enthusiasm around the outlook for artificial intelligence. Notably, income investors have also benefited from the higher interest rate environment. The U.S. Federal Reserve (the “FED”) has raised the benchmark fed funds rate consistently since March 2022, bringing rates to their current highs of 5.25%—5.50%, and as a result, offering investors in the Fund an attractive yield compared to the past several years. The FED is likely to begin cutting the fed funds rate later in 2024, although we believe interest rates will remain at attractive levels relative to the past decade. Investors in the Fund should still benefit from these relatively higher yields that offer a favorable alternative to traditional cash holdings, such as bank checking accounts.

Please see Management’s Discussion of Fund Performance for additional information about the performance of the money market asset class and the Fund.

During these times, we recognize the important role that liquid, income yielding investments, such as the Edward Jones Money Market Fund, play in your overall investment strategy. Thank you for entrusting us with your assets, and we look forward to playing an important role in helping you pursue your financial goals.

For additional information about the Fund, visit www.edwardjones.com/moneymarket.

Tom Kersting

President, Olive Street Investment Advisers, LLC

Principal, Edward Jones Investment and Protection Products

Annual Shareholder Report

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective: The Fund is a money market fund that seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Fund’s investment objective is stability of principal and current income consistent with stability of principal.

Investment Strategy: The Fund operates as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). As a “government money market fund,” the Fund is required to invest at least 99.5% of its total assets in cash, U.S. government securities, repurchase agreements that are collateralized by cash or U.S. government securities and/or shares of other “government money market funds.”

Investment Commentary:

Following the COVID-19 pandemic, the FED kept the federal funds rate low to promote economic activity and employment growth. The FED started the process of consistent rate increases in March 2022 to tame the inflationary environment and the reporting period opened with the federal funds rate at 4.50% to 4.75%. This rate increased three times and peaked at 5.25% to 5.50% in July 2023 as inflation stabilized and began to decline. These rate increases had a significant influence on the money market universe and led to higher money market yields not seen in many years.

To respond to this market environment, the Fund held a significant investment in overnight repurchase agreements to help the Fund’s yield increase with rising interest rates. The Fund then shifted part of its overnight repurchase agreements into term repurchase agreements and select U.S. Treasury bill positions that offered better value as rates peaked and then began to fall. This shift increased the Fund’s weighted average maturity and weighted average life. During the 12-months ending February 29, 2024, the Fund also added an opportunistic position in U.S. government agency debt in the spring of 2023 as the Federal Home Loan Bank issued debt at very attractive yields.

Portfolio Characteristics:

Portfolio Composition by Effective Maturity[1]	Percentage of Total Net Assets
1 - 7 Days	79.9%
8 - 30 Days	1.3
31 - 90 Days	3.6
91 - 180 Days	2.2
181 Days or more	10.6
Other Assets and Liabilities—Net[2]	2.4
TOTAL	100.0%

Portfolio Composition by Security Type[3]	Percentage of Total Net Assets
U.S. Government Agency Securities	20.7%
U.S. Treasury Securities	14.7
Repurchase Agreements	62.2
Other Assets and Liabilities—Net[2]	2.4
TOTAL	100.0%

Annual Shareholder Report

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Statistics
Weighted Average Maturity[4]	39 Days
Weighted Average Life[5]	98 Days

[1]	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the 1940 Act, which regulates money market funds.

[2]	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

[3]	See the Fund’s Prospectus and Statement of Additional Information for descriptions of the principal types of securities in which the Fund invests.

[4]

Money market funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[5]

Money market funds must maintain a dollar-weighted average life to maturity of no longer than 120 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Annual Shareholder Report

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment adviser fees, distribution (12b-1) fees, shareholder service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2023 to February 29, 2024.

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example For Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 9/1/2023	Ending Account Value 2/29/2024	Annualized Expense Ratio	Expenses Paid During Period[1]
Actual:
Investment Shares	$1,000.00	$1,023.70	0.71%	$3.57
Retirement Shares	$1,000.00	$1,023.60	0.72%	$3.62
Hypothetical:
Investment Shares	$1,000.00	$1,021.33	0.71%	$3.57
Retirement Shares	$1,000.00	$1,021.28	0.72%	$3.62

[1]	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six-month period).

Annual Shareholder Report

Portfolio of Investments

February 29, 2024

	Principal Amount	Value

U.S. GOVERNMENT AGENCY SECURITIES—20.7%

Federal Farm Credit System Floating Rate Notes, 5.350% (Secured Overnight Financing Rate +0.040%), 3/1/2024[1]	$25,000,000	$25,000,000

Federal Farm Credit System Floating Rate Notes, 5.355% (Secured Overnight Financing Rate +0.045%), 3/1/2024[1]	128,000,000	128,000,000

Federal Farm Credit System Floating Rate Notes, 5.360% (Secured Overnight Financing Rate +0.050%), 3/1/2024[1]	20,000,000	20,000,000

Federal Farm Credit System Floating Rate Notes, 5.370% (Secured Overnight Financing Rate +0.060%), 3/1/2024[1]	45,000,000	45,000,000

Federal Farm Credit System Floating Rate Notes, 5.385% (Secured Overnight Financing Rate +0.075%), 3/1/2024[1]	35,000,000	34,999,975

Federal Farm Credit System Floating Rate Notes, 5.390% (Secured Overnight Financing Rate +0.080%), 3/1/2024[1]	190,000,000	189,999,219

Federal Farm Credit System Floating Rate Notes, 5.395% (Secured Overnight Financing Rate +0.085%), 3/1/2024[1]	148,000,000	147,999,695

Federal Farm Credit System Floating Rate Notes, 5.400% (Secured Overnight Financing Rate +0.090%), 3/1/2024[1]	150,000,000	150,000,000

Federal Farm Credit System Floating Rate Notes, 5.405% (Secured Overnight Financing Rate +0.095%), 3/1/2024[1]	80,000,000	80,000,000

Federal Farm Credit System Floating Rate Notes, 5.410% (Secured Overnight Financing Rate +0.100%), 3/1/2024[1]	310,000,000	309,988,989

Federal Farm Credit System Floating Rate Notes, 5.415% (Secured Overnight Financing Rate +0.105%), 3/1/2024[1]	50,000,000	50,000,000

Federal Farm Credit System Floating Rate Notes, 5.420% (Secured Overnight Financing Rate +0.110%), 3/1/2024[1]	50,000,000	50,000,000

Federal Farm Credit System Floating Rate Notes, 5.430% (Secured Overnight Financing Rate +0.120%), 3/1/2024[1]	83,000,000	83,000,000

Federal Farm Credit System Floating Rate Notes, 5.440% (Secured Overnight Financing Rate +0.130%), 3/1/2024[1]	155,000,000	154,999,479

Federal Farm Credit System Floating Rate Notes, 5.445% (Secured Overnight Financing Rate +0.135%), 3/1/2024[1]	30,000,000	30,000,000

Federal Farm Credit System Floating Rate Notes, 5.465% (Secured Overnight Financing Rate +0.155%), 3/1/2024[1]	78,000,000	78,000,000

Federal Farm Credit System Floating Rate Notes, 5.470% (Secured Overnight Financing Rate +0.160%), 3/1/2024[1]	55,000,000	55,000,000

Federal Farm Credit System Floating Rate Notes, 5.475% (Secured Overnight Financing Rate +0.165%), 3/1/2024[1]	180,000,000	179,988,560

Federal Farm Credit System Floating Rate Notes, 5.480% (Secured Overnight Financing Rate +0.170%), 3/1/2024[1]	60,000,000	60,000,000

Federal Farm Credit System Floating Rate Notes, 5.485% (Secured Overnight Financing Rate +0.175%), 3/1/2024[1]	75,000,000	75,000,000

Federal Farm Credit System Floating Rate Notes, 5.510% (Secured Overnight Financing Rate +0.200%), 3/1/2024[1]	50,000,000	50,000,000

Federal Home Loan Bank System Discount Notes, 4.600% - 5.320%, 3/13/2024 - 2/24/2025[2]	852,000,000	817,754,837

Federal Home Loan Bank System Floating Rate Notes, 5.310% (Secured Overnight Financing Rate +0.000%), 3/1/2024[1]	50,000,000	50,000,000

Federal Home Loan Bank System Floating Rate Notes, 5.340% (Secured Overnight Financing Rate +0.030%), 3/1/2024[1]	180,000,000	180,000,000

Federal Home Loan Bank System Floating Rate Notes, 5.360% (Secured Overnight Financing Rate +0.050%), 3/1/2024[1]	65,000,000	65,000,000

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Portfolio of Investments

February 29, 2024 (Continued)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY SECURITIES—(continued)

Federal Home Loan Bank System Floating Rate Notes, 5.380% (Secured Overnight Financing Rate +0.070%), 3/1/2024[1]	$131,000,000	$131,000,000

Federal Home Loan Bank System Floating Rate Notes, 5.410% (Secured Overnight Financing Rate +0.100%), 3/1/2024[1]	140,000,000	140,000,000

Federal Home Loan Bank System Floating Rate Notes, 5.415% (Secured Overnight Financing Rate +0.105%), 3/1/2024[1]	80,000,000	80,003,303

Federal Home Loan Bank System Floating Rate Notes, 5.435% (Secured Overnight Financing Rate +0.125%), 3/1/2024[1]	60,000,000	60,000,000

Federal Home Loan Bank System Floating Rate Notes, 5.465% (Secured Overnight Financing Rate +0.155%), 3/1/2024[1]	75,000,000	75,005,557

Federal Home Loan Bank System Floating Rate Notes, 5.470% (Secured Overnight Financing Rate +0.160%), 3/1/2024[1]	145,000,000	145,000,000

Federal Home Loan Bank System Floating Rate Notes, 5.510% (Secured Overnight Financing Rate +0.200%), 3/1/2024[1]	70,000,000	70,000,000

Federal Home Loan Bank System Floating Rate Notes, 5.520% (Secured Overnight Financing Rate +0.210%), 3/1/2024[1]	90,000,000	90,000,000

Federal Home Loan Bank System, 5.040% - 5.640%, 3/1/2024 - 3/19/2025	2,333,000,000	2,332,997,398

Total U.S. Government Agency Securities		6,233,737,012

U.S. TREASURY SECURITIES—14.7%

U.S. Treasury Bill, 4.695%, 2/20/2025	125,000,000	119,196,458

U.S. Treasury Bill, 4.975%, 7/18/2024	150,000,000	147,118,646

U.S. Treasury Bill, 5.020%, 7/25/2024	148,000,000	144,986,884

U.S. Treasury Bill, 5.030%, 7/11/2024	64,250,000	63,065,016

U.S. Treasury Bill, 5.045%, 7/5/2024	130,000,000	127,704,525

U.S. Treasury Bill, 5.100%, 8/22/2024	147,000,000	143,376,450

U.S. Treasury Bill, 5.130%, 8/29/2024	150,000,000	146,131,125

U.S. Treasury Bill, 5.135%, 10/31/2024	142,600,000	137,636,965

U.S. Treasury Bill, 5.220%, 4/23/2024	60,000,000	59,538,900

U.S. Treasury Bill, 5.225%, 4/18/2024	145,000,000	143,989,833

U.S. Treasury Bill, 5.225%, 7/2/2024	50,000,000	49,136,424

U.S. Treasury Bill, 5.250%, 4/16/2024	180,000,000	178,792,500

U.S. Treasury Bill, 5.260%, 3/26/2024	115,000,000	114,579,931

U.S. Treasury Bill, 5.285%, 3/12/2024	122,000,000	121,802,987

U.S. Treasury Bill, 5.285%, 3/5/2024	139,000,000	138,918,376

U.S. Treasury Bill, 5.320%, 5/2/2024	138,000,000	136,735,613

U.S. Treasury Bill, 5.325%, 4/25/2024	160,000,000	158,698,333

U.S. Treasury Floating Rate Notes, 5.250% (91-day T-Bill -0.075%), 3/5/2024[1]	439,000,000	438,973,536

U.S. Treasury Floating Rate Notes, 5.362% (91-day T-Bill +0.037%), 3/5/2024[1]	93,000,000	92,979,212

U.S. Treasury Floating Rate Notes, 5.450% (91-day T-Bill +0.125%), 3/5/2024[1]	517,600,000	517,412,908

U.S. Treasury Floating Rate Notes, 5.465% (91-day T-Bill +0.140%), 3/5/2024[1]	115,000,000	114,939,612

U.S. Treasury Floating Rate Notes, 5.494% (91-day T-Bill +0.169%), 3/5/2024[1]	270,500,000	270,540,490

U.S. Treasury Floating Rate Notes, 5.495% (91-day T-Bill +0.170%), 3/5/2024[1]	270,650,000	270,390,582

U.S. Treasury Floating Rate Notes, 5.525% (91-day T-Bill +0.200%), 3/5/2024[1]	535,000,000	535,056,289

U.S. Treasury Floating Rate Notes, 5.570% (91-day T-Bill +0.245%), 3/5/2024[1]	55,000,000	55,043,433

Total U.S. Treasury Securities		4,426,745,028

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Portfolio of Investments

February 29, 2024 (Continued)

	Principal Amount	Value

REPURCHASE AGREEMENTS—62.2%

Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 2/29/2024 under which Bank of Montreal will repurchase securities provided as collateral for $2,000,295,556 on 3/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 6.500% with various maturities to 5/20/2072 and the market value of those underlying securities was $2,042,261,923.	$500,000,000	$500,000,000

Interest in $700,000,000 joint repurchase agreement 5.34%, dated 2/1/2024 under which Bank of Montreal will repurchase securities provided as collateral for $704,464,833 on 3/15/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 6.124% - 6.924% with various maturities to 6/20/2072 and the market value of those underlying securities was $724,101,502.[3]	150,000,000	150,000,000

Interest in $1,750,000,000 joint repurchase agreement 5.32%, dated 2/29/2024 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,750,258,611 on 3/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 2.000% - 7.000% various maturities to 3/1/2054 and the market value of those underlying securities was $1,785,263,874.	1,000,000,000	1,000,000,000

Interest in $500,000,000 joint repurchase agreement 5.34%, dated 2/1/2024 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $503,189,167 on 3/15/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 7.000% with various maturities to 4/20/2072 and the market value of those underlying securities was $514,146,121.[3]	100,000,000	100,000,000

Interest in $1,000,000,000 joint repurchase agreement 5.35% (Secured Overnight Financing Rate + 4.000%, 3/1/2024), dated 12/13/2023 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,013,523,611 on 3/13/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 8.000% with various maturities to 10/20/2063 and the market value of those underlying securities was $1,032,402,181.[1,3]	250,000,000	250,000,000

Interest in $2,150,000,000 joint repurchase agreement 5.35%, dated 1/29/2024 under which BofA Securities, Inc. will repurchase securities provided as collateral for $2,166,614,722 on 3/21/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.500% - 8.000% with various maturities to 9/20/2073 and the market value of those underlying securities was $2,203,922,666.[3]	450,000,000	450,000,000

Interest in $1,900,000,000 joint repurchase agreement 5.35%, dated 1/30/2024 under which BofA Securities, Inc. will repurchase securities provided as collateral for $1,914,400,417 on 3/21/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.500% - 7.500% with various maturities to 9/20/2063 and the market value of those underlying securities was $1,946,928,258.[3]	300,000,000	300,000,000

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Portfolio of Investments

February 29, 2024 (Continued)

	Principal Amount	Value

REPURCHASE AGREEMENTS—(continued)

Interest in $1,250,000,000 joint repurchase agreement 5.35%, dated 2/5/2024 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,255,572,917 on 3/6/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 2.500% - 7.500% with various maturities to 1/20/2054 and the market value of those underlying securities was $1,279,736,979.[3]	$250,000,000	$250,000,000

Interest in $2,850,000,000 joint repurchase agreement 5.35%, dated 2/8/2024 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,867,788,750 on 3/21/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 2.000% - 7.500% with various maturities to 2/25/2054 and the market value of those underlying securities was $2,917,028,276.[3]	450,000,000	450,000,000

Interest in $1,000,000,000 joint repurchase agreement 5.36% (Secured Overnight Financing Rate + 5.000%, 3/1/2024), dated 1/17/2024 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,013,400,000 on 4/16/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 2.000% - 6.500% with various maturities to 2/20/2054 and the market value of those underlying securities was $1,024,403,567.[1,3]	200,000,000	200,000,000

Interest in $475,000,000 joint repurchase agreement 5.40%, dated 1/31/2024 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $479,346,250 on 4/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 3.600% - 8.000% with various maturities to 12/1/2053 and the market value of those underlying securities was $486,848,967.[3]	100,000,000	100,000,000

Interest in $475,000,000 joint repurchase agreement 5.41%, dated 1/31/2024 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $481,352,993 on 4/29/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 3.500% - 7.000% with various maturities to 2/1/2054 and the market value of those underlying securities was $486,684,288.[3]	100,000,000	100,000,000

Repurchase agreement 5.32%, dated 2/29/2024 under which Fixed Income Clearing Corporation – BNY Mellon will repurchase securities provided as collateral for $3,650,539,389 on 3/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.750% - 8.000% with various maturities to 8/1/2059 and the market value of those underlying securities was $3,755,824,706.	3,650,000,000	3,650,000,000

Repurchase agreement 5.31%, dated 2/29/2024 under which Fixed Income Clearing Corporation – Citigroup will repurchase securities provided as collateral for $1,000,147,500 on 3/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 0.000% - 6.750% with various maturities to 8/15/2052 and the market value of those underlying securities was $1,020,000,064.	1,000,000,000	1,000,000,000

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Portfolio of Investments

February 29, 2024 (Continued)

	Principal Amount	Value

REPURCHASE AGREEMENTS—(continued)

Repurchase agreement 5.31%, dated 2/29/2024 under which Fixed Income Clearing Corporation – State Street Bank will repurchase securities provided as collateral for $2,000,295,000 on 3/1/2024. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co., were U.S. Treasury securities, 0.125% - 4.875% with various maturities to 7/15/2033 and the market value of those underlying securities was $2,040,434,502.	$2,000,000,000	$2,000,000,000

Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 2/29/2024 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,295,000 on 3/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 0.000% - 8.625% with various maturities to 12/15/2058 and the market value of those underlying securities was $2,040,000,000.	1,000,000,000	1,000,000,000

Interest in $4,000,000,000 joint repurchase agreement 5.33% (Secured Overnight Financing Rate +2.000%, 3/1/2024), dated 2/5/2024 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $4,000,592,222 on 3/12/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 0.000% - 4.000% with various maturities to 5/31/2028 and the market value of those underlying securities was $4,080,000,088.[1,3]	400,000,000	400,000,000

Interest in $1,550,000,000 joint repurchase agreement 5.32%, dated 2/29/2024 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,550,229,056 on 3/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 0.000% - 9.000% with various maturities to 4/16/2062 and the market value of those underlying securities was $1,586,291,747.	500,000,000	500,000,000

Interest in $1,000,000,000 joint repurchase agreement 5.31%, dated 2/29/2024 under which Morgan Stanley will repurchase securities provided as collateral for $1,000,147,500 on 3/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 7.500% with various maturities to 1/1/2059 and the market value of those underlying securities was $1,020,000,318.	500,000,000	500,000,000

Interest in $2,000,000,000 joint repurchase agreement 5.34%, dated 2/1/2024 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,014,536,667 on 3/21/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 7.500% with various maturities to 9/15/2065 and the market value of those underlying securities was $2,048,868,020.[3]	200,000,000	200,000,000

Repurchase agreement 5.32%, dated 2/29/2024 under which Pershing LLC will repurchase securities provided as collateral for $300,044,333 on 3/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 9.000% with various maturities to 7/20/2070 and the market value of those underlying securities was $306,461,544.	300,000,000	300,000,000

Repurchase agreement 5.32%, dated 2/29/2024 under which RBC Dominion Securities Inc. will repurchase securities provided as collateral for $2,000,295,556 on 3/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 7.500% with various maturities to 3/1/2054 and the market value of those underlying securities was $2,041,004,371.	2,000,000,000	2,000,000,000

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Portfolio of Investments

February 29, 2024 (Continued)

	Principal Amount	Value

REPURCHASE AGREEMENTS—(continued)

Interest in $5,000,000,000 joint repurchase agreement 5.34%, dated 1/31/2024 under which Royal Bank of Canada will repurchase securities provided as collateral for $5,068,233,333 on 5/2/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.500% - 7.500% with various maturities to 1/1/2061 and the market value of those underlying securities was $5,174,536,071.[3]	$800,000,000	$800,000,000

Interest in $3,500,000,000 joint repurchase agreement 5.35%, dated 2/26/2024 under which Royal Bank of Canada will repurchase securities provided as collateral for $3,531,208,333 on 4/26/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 7.500% with various maturities to 2/20/2054 and the market value of those underlying securities was $3,602,171,262.[3]	550,000,000	550,000,000

Interest in $2,000,000,000 joint repurchase agreement 5.37%, dated 12/14/2023 under which Royal Bank of Canada will repurchase securities provided as collateral for $2,029,236,667 on 3/21/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.500% - 8.000% with various maturities to 7/1/2060 and the market value of those underlying securities was $2,070,988,168.[3]	400,000,000	400,000,000

Interest in $3,000,000,000 joint repurchase agreement 5.31%, dated 2/29/2024 under which Sumitomo Mistui Banking Corp. will repurchase securities provided as collateral for $3,000,442,500 on 3/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.375% - 6.500% with various maturities to 1/1/2054 and the market value of those underlying securities was $3,069,175,777.	220,000,000	220,000,000

Interest in $1,450,000,000 joint repurchase agreement 5.32%, dated 2/29/2024 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,450,214,278 on 3/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.500% - 7.500% with various maturities to 9/1/2060 and the market value of those underlying securities was $1,487,090,660.	575,000,000	575,000,000

Repurchase agreement 5.33%, dated 2/15/2024 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $150,644,042 on 3/15/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.500% - 7.000% with various maturities to 3/1/2054 and the market value of those underlying securities was $153,339,787.[3]	150,000,000	150,000,000

Repurchase agreement 5.35%, dated 1/29/2024 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $151,315,208 on 3/28/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 2.000% - 7.000% with various maturities to 3/1/2054 and the market value of those underlying securities was $153,727,600.[3]	150,000,000	150,000,000

Repurchase agreement 5.36%, dated 1/12/2024 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $201,786,667 on 3/12/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 2.000% - 6.500% with various maturities to 3/1/2054 and the market value of those underlying securities was $205,488,293.[3]	200,000,000	200,000,000

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Portfolio of Investments

February 29, 2024 (Continued)

	Principal Amount	Value

REPURCHASE AGREEMENTS—(continued)

Repurchase agreement 5.43%, dated 12/14/2023 under which Wells Fargo Securities LLC will repurchase a security provided as collateral for $152,036,250 on 3/13/2024. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security, 6.000% maturing on 2/1/2054 and the market value of that underlying security was $154,800,046.[3]	$150,000,000	$150,000,000

Repurchase agreement 5.43%, dated 12/6/2023 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $101,342,417 on 3/4/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 2.500% - 5.500% with various maturities to 1/1/2054 and the market value of those underlying securities was $103,323,110.[3]	100,000,000	100,000,000

Total Repurchase Agreements		18,695,000,000

Total Investments—97.6% (at amortized cost)[4]		29,355,482,040

Other Assets and Liabilities – Net—2.4%		715,749,809

TOTAL NET ASSETS—100%		$30,071,231,849

[1]	Floating rate instruments with current rate(s) and next reset date(s) shown.

[2]	Discount yield(s) at time of purchase.

[3]	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.

[4]	Also represents cost for federal tax purposes.

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Statement of Assets and Liabilities

February 29, 2024

Assets:
Investment in repurchase agreements	$18,695,000,000
Investment in securities	10,660,482,040

Total investment in securities, at amortized cost	29,355,482,040
Cash	378,444
Income receivable	97,224,730
Receivable for shares sold	1,019,828,394
Prepaid expenses	300,242

Total Assets	30,473,213,850

Liabilities:
Payable for investments purchased	49,136,424
Payable for shares redeemed	301,456,826
Income distribution payable	33,755,325
Payable to Adviser	4,655,615
Payable for Trustees’ fees	9,352
Payable for 12b-1 distribution service fees	5,819,519
Payable for shareholder service fees	3,491,711
Accrued expenses	3,657,229

Total Liabilities	401,982,001

Net Assets	$30,071,231,849

Net Assets Consist of:
Paid-in capital	$30,071,215,029
Distributable earnings	16,820

Net Assets	$30,071,231,849

Net Asset Value
Investment Shares:
Net Assets	$21,612,297,125
Shares Outstanding	21,612,290,502
Net Asset Value	$1.00
Retirement Shares:
Net Assets	$8,458,934,724
Shares Outstanding	8,458,924,480
Net Asset Value	$1.00

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Statement of Operations

Year Ended February 29, 2024

Investment Income:
Interest	$1,477,948,684

Expenses:
Investment adviser fees	56,514,692
Custodian fees	325,658
Transfer agent fees:
Investment shares	17,394,025
Retirement shares	48,997,806
Trustees’ fees	450,604
Professional fees	322,818
Accounting and administrative fees	719,069
12b-1 distribution service fees:
Investment shares	50,930,463
Retirement shares	19,712,903
Shareholder service fees:
Investment shares	30,558,278
Retirement shares	11,827,742
Share registration fees	1,870,026
Printing and mailing fees	3,487,621
Miscellaneous fees	400,547

Total Expenses Before Fee Waivers/Reimbursements	243,512,252

Voluntary waivers/reimbursements of other operating expenses	(41,644,468)

Net Expenses	201,867,784

Net Investment Income	1,276,080,900

Net Realized Gain on Investments	96,158

Net Increase in Net Assets Resulting from Operations	$1,276,177,058

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Statements of Changes in Net Assets

	Year Ended 2/29/2024	Year Ended 2/28/2023
Operations:
Net investment income	$1,276,080,900	$506,534,068
Net realized gain/(loss) on investments	96,158	364,437

Net Increase/(Decrease) in Net Assets Resulting from Operations	1,276,177,058	506,898,505

Distributions to Shareholders From Distributable Earnings:
Investment shares	(920,590,829)	(363,361,197)
Retirement shares	(355,930,706)	(143,184,415)

Total Distributions	(1,276,521,535)	(506,545,612)

Capital Transactions
Investment shares
Proceeds from shares sold	103,027,805,347	94,090,748,886
Reinvestment of dividends	900,598,825	343,913,859
Cost of shares redeemed	(103,222,683,152)	(99,452,627,674)

Net increase/(decrease) from capital transactions	705,721,020	(5,017,964,929)

Retirement shares
Proceeds from shares sold	99,573,560,552	87,889,854,110
Reinvestment of dividends	343,960,115	134,067,504
Cost of shares redeemed	(99,691,660,982)	(89,749,699,158)

Net increase/(decrease) from capital transactions	225,859,685	(1,725,777,544)

Net Change Resulting from Total Fund Share Transactions	931,580,705	(6,743,742,473)

Net Increase/(Decrease) in Net Assets	931,236,228	(6,743,389,580)

Net Assets:
Beginning of period	29,139,995,621	35,883,385,201

End of period	$30,071,231,849	$29,139,995,621

Changes in Shares Outstanding:
Investment Shares
Shares outstanding, beginning of period	20,906,569,482	25,924,534,411
Shares sold	103,027,805,347	94,090,748,886
Shares issued to holders in reinvestment of dividends	900,598,825	343,913,859
Shares redeemed	(103,222,683,152)	(99,452,627,674)

Shares Outstanding, End of Period	21,612,290,502	20,906,569,482

Retirement Shares
Shares outstanding, beginning of period	8,233,064,795	9,958,842,339
Shares sold	99,573,560,552	87,889,854,110
Shares issued to holders in reinvestment of dividends	343,960,115	134,067,504
Shares redeemed	(99,691,660,982)	(89,749,699,158)

Shares Outstanding, End of Period	8,458,924,480	8,233,064,795

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Financial Highlights — Investment Shares

	Year Ended February 28 or 29,
Per Share Operating Performance	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Increase/(Decrease) in Operations:

Net investment income	0.045	0.017	0.000 [1]	0.000 [1]	0.014

Net realized gain/(loss) on investments	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]

Total from Investment Operations	0.045	0.017	0.000 [1]	0.000 [1]	0.014

Less Distributions From:

Net investment income	(0.045)	(0.017)	(0.000)[1]	(0.000)[1]	(0.014)

Net realized gain/(loss) on investments	(0.000)[1]	—	(0.000)[1]	—	—

Total Distributions	(0.045)	(0.017)	(0.000)[1]	(0.000)[1]	(0.014)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	4.61%	1.70%	0.01%	0.04%	1.45%

Supplemental Data:

Net assets, end of period (000’s omitted)	$21,612,297	$20,906,825	$25,924,540	$24,815,633	$22,238,699

Ratios to Average Net Assets:

Expenses before waivers	0.71%	0.70%	0.69%	0.68%	0.69%

Expenses net of waivers	0.71%	0.62%	0.06%	0.25%	0.69%

Net investment income	4.52%	1.59%	0.01%	0.04%	1.44%

[1]	Represents less than $0.0005 per share.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Financial Highlights — Retirement Shares

	Year Ended February 28 or 29,
Per Share Operating Performance	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Increase/(Decrease) in Operations:

Net investment income	0.045	0.017	0.000 [1]	0.000 [1]	0.014

Net realized gain/(loss) on investments	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]

Total from Investment Operations	0.045	0.017	0.000 [1]	0.000 [1]	0.014

Less Distributions From:

Net investment income	(0.045)	(0.017)	(0.000)[1]	(0.000)[1]	(0.014)

Net realized gain/(loss) on investments	(0.000)[1]	—	(0.000)[1]	—	—

Total Distributions	(0.045)	(0.017)	(0.000)[1]	(0.000)[1]	(0.014)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	4.61%	1.69%	0.01%	0.04%	1.42%

Supplemental Data:

Net assets, end of period (000’s omitted)	$8,458,935	$8,233,171	$9,958,845	$10,242,585	$7,556,180

Ratios to Average Net Assets:

Expenses before waivers	1.25%	1.13%	1.04%	1.05%	1.15%

Expenses net of waivers	0.72%	0.63%	0.06%	0.25%	0.72%

Net investment income	4.51%	1.58%	0.01%	0.03%	1.41%

[1]	Represents less than $0.0005 per share.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Notes to Financial Statements

February 29, 2024

1. ORGANIZATION

Edward Jones Money Market Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund operates as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 of the 1940 Act and was established under the laws of the Commonwealth of Massachusetts on January 9, 1980. Olive Street Investment Advisers, LLC (“Olive Street” or “Adviser”), a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. (“JFC”), serves as the Fund’s investment adviser and administrator. Federated Investment Management Company (the “Sub-adviser”) and Federated Administrative Services (the “Sub-Administrator”) serve as the Fund’s Sub-adviser and Sub-Administrator, respectively.

The Fund offers two classes of shares: Investment Shares and Retirement Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The accounting policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies, which is part of GAAP.

a) Use of Estimates — The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

b) Investment Valuation — All securities and other investments are recorded at their estimated fair value, as described in Note 4.

c) Federal Income Taxes — It is the Fund’s policy to comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its net investment income and capital gains to shareholders. As a result, no provision for Federal income tax is recorded in the financial statements.

The Adviser has reviewed the Fund’s tax positions for all open tax years (the prior three years of tax filings) and has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

As of February 29, 2024, the Fund had no tax examinations or audits in progress.

d) Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in the class specific expenses.

e) Indemnifications — Under the Fund’s organizational documents, the officers and Board of Trustees (the “Trustees”) are entitled to certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course

Annual Shareholder Report

Notes to Financial Statements

February 29, 2024 (Continued)

of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred.

f) Investment Transactions, Income and Expense Allocation — Investment transactions are recorded on trade date. Securities gains and losses, if any, are calculated on the basis of identified cost. Interest income is recognized on an accrual basis while discounts and premiums on securities purchased are accreted or amortized, respectively, using the constant yield method over the life of the security. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based on the relative proportion of average daily net assets of each class.

g) Regulatory Updates — In November 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to the requirements for annual and semiannual shareholder reports provided by mutual funds and exchange-traded funds (ETFs) to highlight key information for investors. The amendments also require that funds tag their reports to shareholders using the Inline eXtensible Business Reporting Language (“Inline XBRL”) structured data language to provide machine-readable data that retail investors and other market participants may use to more efficiently access and evaluate investments. The SEC also adopted amendments to the advertising rules for registered investment companies and business development companies to promote more transparent and balanced statements about investment costs. The effective date for the amendments was January 24, 2023. The SEC adopted an eighteen-month transition period beginning from the effective date for the new shareholder report amendments. At this time, management is evaluating the implications of these changes on the financial statements.

In July 2023, the SEC adopted amendments to the rules that govern money market funds (“Amendments”). These Amendments are in response to stresses in the fixed income markets at the onset of the COVID-19 pandemic in March 2020. Along with changes related to liquidity thresholds there are additional reporting requirements for money market funds on Form N-CR and Form N-MFP. There are multiple compliance dates with the final the compliance date, related to the new reporting requirements on Form N-CR and Form N-MFP set for June 2024. The Fund has met the earlier compliance deadlines and is well prepared to meet final compliance date in June 2024.

3) SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements

In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject the Fund to counterparty risk, meaning that the Fund could lose money if the other party fails to perform under the terms of the agreement. The Fund mitigates this risk by seeking to ensure that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. The minimum amount of collateral held by the Fund is equal to the value of the repurchase price plus accrued interest. All collateral is held by the Fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to seek to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.

Annual Shareholder Report

Notes to Financial Statements

February 29, 2024 (Continued)

The Fund may enter into repurchase agreements in which eligible securities and/or cash are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Sub-adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Netting Agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are gross settlement amounts. As indicated above, the cash or value of securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement, reducing the net settlement amount to zero.

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. The amortized cost of an investment is determined by valuing it at its original cost and thereafter accreting and amortizing any discount or premium from its face value at a constant rate until maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.

The Trustees have ultimate responsibility for determining the fair value of investments. Pursuant to Rule 2a-5 under the 1940 Act, the Trustees have designated the Adviser as the valuation designee for the Fund responsible for determining fair value of securities and in overseeing the comparison of amortized cost valuations to market-based valuations. The Adviser has established a Valuation Committee (the “Valuation Committee”) with members from relevant departments within the Adviser to assist the Adviser in carrying out its responsibilities under Rule 2a-5 and in accordance with the Adviser’s valuation policy and procedures. The Trustees have also authorized the Adviser, as valuation designee for the Fund, to select pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship between market-based valuations and amortized cost valuations. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions).

The Trustees periodically assess the adequacy and effectiveness of the Adviser’s process for determining the fair value of Fund investments.

b) Fair Value Hierarchy — Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Annual Shareholder Report

Notes to Financial Statements

February 29, 2024 (Continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of February 29, 2024, all investments of the Fund were valued at amortized cost, which is considered a Level 2 input, in valuing the Fund’s assets.

5. FEES AND OTHER TRANSACTIONS WITH AFFILITATES

Investment Adviser Fee — Olive Street, an investment adviser registered with the SEC serves as the investment adviser and administrator to the Fund pursuant to an Investment Management and Administration Agreement with the Fund dated November 2, 2022 (the “Advisory Agreement”).

As the Adviser, Olive Street has overall supervisory responsibility for the general management and investment of the Fund’s investment portfolio, is subject to review and approval by the Trustees and sets the Fund’s overall investment strategies. The Adviser is also responsible for the oversight and evaluation of the Fund’s Sub-adviser. For its investment advisory and administrative services, the Adviser receives an annual fee of 0.20% of the Fund’s average daily net assets.

Expense Limitation Agreement — The Adviser has contractually agreed to waive fees and/or reimburse Fund operating expenses to the extent necessary to limit the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and extraordinary or non-routine expenses) to an annual rate of 0.72% of the average daily net assets of the Fund’s Investment Shares and Retirement Shares (the “Expense Limitation Agreement”). Any payment made by the Adviser in connection with the Expense Limitation Agreement is subject to recoupment by the Adviser in the rolling thirty-six (36) month period following such fee waiver and/or expense payment, if (i) requested by the Adviser, and (ii) the aggregate amount actually paid by a class of the Fund toward operating expenses (taking into account other recoupments) does not exceed the expense cap (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of recoupment.

This Expense Limitation Agreement will remain in effect until June 30, 2024, and may only be changed or eliminated with the approval of the Trustees during such period. The Expense Limitation Agreement shall be automatically renewed for successive one-year periods thereafter unless the Adviser provides the Trustees with written notice of its election to not renew the agreement at least 60 days prior to the end of the current one-year term. Additionally, on behalf of the Adviser, Edward D. Jones & Co., L.P. (“Edward Jones”) voluntarily waived $41,644,468 of transfer agent fees during the year ended February 29, 2024. Edward Jones waived these fees to ensure that the net expense ratio of each class of shares did not exceed 0.72%. These voluntary waivers were not subject to future recoupment.

In addition to the Expense Limitation Agreement, the Adviser and/or its affiliates have agreed to voluntarily reimburse expenses (except fees paid to the Sub-adviser and Sub-Administrator) and/or waive all or a portion of its fees for the Fund to the extent necessary to seek to maintain a positive yield for the Fund (the “Adviser Voluntary Reduction”). The Adviser Voluntary Reduction is not subject to recoupment and can be discontinued or reinstated at any time without advance notice. There is no guarantee that the Adviser Voluntary Reduction will continue or that the Fund will be able to maintain a positive yield. There were no voluntary waivers by the Adviser and its affiliates for the year ended February 29, 2024.

Annual Shareholder Report

Notes to Financial Statements

February 29, 2024 (Continued)

Sub-advisory Fee — Pursuant to the terms of the Sub-advisory and Sub-Administration Agreement, the Sub-adviser provides sub-advisory services to the Fund, including buying and selling portfolio securities, and the Sub-Administrator, an affiliate of the Sub-adviser, provides sub-administrative services to the Fund, subject to the supervision of the Adviser and the Trustees. For its sub-advisory and sub-administrative services, the Sub-adviser and the Sub-Administrator receive an annual fee, payable monthly, directly from the Fund based on the average daily net assets of the Fund. For the purposes of determining the compensation under the Advisory Agreement, the Fund will be deemed to have paid the Adviser, and the Adviser will be deemed to have received, an amount equal to any payment made pursuant to the Sub-advisory and Sub-Administration Agreement. The amounts paid to the Sub-adviser and the Sub-Administrator are included in the investment adviser fees in the Statement of Operations.

Sub-Sub-Advisory Agreement with Federated Hermes (UK) LLP — In the event that a business continuity planning event causes the complete or partial inability of the Sub-adviser to perform the investment sub-advisory services under the Sub-advisory and Sub-Administration Agreement (a “BCP Event”), the Sub-adviser will delegate its duties and obligations with respect to investment sub-advisory services (but not sub-administrative services) under the Sub-advisory and Sub-Administration Agreement to Federated Hermes (UK) LLP (the “Sub-Sub-adviser”), an affiliate of the Sub-adviser, pursuant to a Sub-Sub-Advisory Agreement (the “Sub-Sub-Advisory Agreement”) to be entered into by the Sub-adviser and the Sub-Sub-adviser upon the occurrence of the BCP Event. Any fees payable to the Sub-Sub-adviser will be paid by the Sub-adviser (and not the Adviser or the Fund).

12b-1 Distribution Service Fees — The Trustees have adopted, and the Fund’s shareholders have approved, a Rule 12b-1 Plan, pursuant to which distribution and/or service fees of 0.25% of the average daily net assets of the Investment Shares and Retirement Shares of the Fund are paid to Edward Jones for the sale and distribution of Fund shares, and for personal shareholder services provided to Investment Shares and Retirement Shares shareholders.

Administrative Shareholder Service Fees — The Trustees have adopted an amended and restated administrative shareholder services plan, pursuant to which Investment Shares and Retirement Shares may pay administrative shareholder service fees of 0.15% of their average daily net assets to Edward Jones for providing certain administrative shareholder service activities or similar non-distribution services, including sweep and banking style administrative services, to Investment Shares and Retirement Shares shareholders.

Transfer Agent — Edward Jones serves as transfer agent for the Fund. The transfer agent fee paid to Edward Jones is based on the balance and number of accounts in the Fund.

6. FEDERAL INCOME TAX INFORMATION

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended February 29, 2024 and February 28, 2023 were as follows:

	2024	2023
Ordinary income[1]	$1,276,521,535	$506,545,612
Long-term capital gains	$—	$—

[1]	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

Annual Shareholder Report

Notes to Financial Statements

February 29, 2024 (Continued)

As of February 29, 2024, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$16,876

The Fund has no capital loss carryforward available for offset as of February 29, 2024.

7. RISKS

Investing in the Fund may involve certain risks including, but not limited to, those described below. Please refer to the Fund’s prospectus and statement of additional information for more information on risks associated with investing in the Fund.

Investment Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. If the Fund or another money market fund fails to maintain a stable NAV (or such perception exists in the marketplace), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s Share price.

Counterparty Risk — A party to a transaction involving the Fund, including a counterparty to a repurchase agreement, may default or otherwise be unable or unwilling, or be perceived by the marketplace to be unable or unwilling, to meet its obligations. This could cause the Fund to suffer delays and incur costs or lose money in exercising its rights under the transaction.

Interest Rate Risk — Prices of fixed-income securities generally fall when interest rates rise and generally rise when interest rates fall. In general, interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Although variable and floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, during periods of rising interest rates the value of floating rate and variable rate securities may also decline if their interest rates do not rise as quickly, or as much, as general interest rates. Similarly, during periods of declining interest rates, variable and floating rate securities generally will not increase in value as much as fixed rate instruments. A low or negative interest rate environment poses additional risks to the Fund because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s yield to its shareholders. During these conditions, it is possible that the Fund will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). Fluctuations in interest rates may also affect the liquidity of the fixed-income securities held by the Fund. As a result, it is possible that the Fund would, during these conditions, maintain a substantial portion of its assets in cash, on which it may earn little, if any, income. Changes in monetary policy made by central banks and/or their governments or changes in economic conditions may affect the level of interest rates, which could have sudden or unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility and reduced liquidity in the money market securities markets, which could make it more difficult for the Fund to sell its investments at a time when it may be advantageous to do so and could cause the value of the Fund’s investments to decline, potentially suddenly and significantly.

Annual Shareholder Report

Notes to Financial Statements

February 29, 2024 (Continued)

Technology Risk — Various technologies are used in managing the Fund, consistent with its investment objective and strategy. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

Risk Related to the Economy — The market value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political, and financial conditions or industry or economic trends and developments, as well as government defaults, government shutdowns, war, acts of terrorism, regional conflicts, social unrest, and recessions, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects that could negatively impact the Fund’s performance. In addition, the impact of any epidemic, pandemic (such as COVID-19), natural disaster, spread of infectious illness or other public health issue, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

8. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of this report and has determined that there are no material events that would require accrual or disclosure.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE EDWARD JONES MONEY MARKET FUND

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Edward Jones Money Market Fund (the “Fund”) as of February 29, 2024, the related statement of operations for the year ended February 29, 2024, the statements of changes in net assets for each of the two years in the period ended February 29, 2024, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 29, 2024 and the financial highlights for each of the five years in the period ended February 29, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 24, 2024

We have served as the auditor of the Edward Jones Money Market Fund since 2017.

Annual Shareholder Report

Board of Trustees and Trust Officers (Unaudited)

Where required, the tables separately list Trustees who are “interested persons” of the Fund as defined by the 1940 Act (i.e., “Interested” Trustees) and those who are not (i.e., the “Independent” Trustees). Unless otherwise noted, the address of each person listed is 12555 Manchester Road, St. Louis, MO 63131. The Fund Complex includes the Fund and the series of Bridge Builder Trust, which are also advised by Olive Street. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling 1-800-441-2357.

INDEPENDENT TRUSTEES OF THE FUND[1]
Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years or Longer	Number of Portfolios in Fund Complex[2] Overseen by Trustees	Other Directorships Held During Past Five Years

Jean E. Carter (Born: 1957)	Trustee	Indefinite Term; Since April 2022	Retired; Director of Investment Management Group for Russell Investment Group (1982 - 2005).	16	Trustee, Brandes U.S. registered mutual funds (2008 - 2020).

Craig A. Griffith (Born: 1958)	Trustee	Indefinite Term; Since April 2022	Retired; Partner at Sidley Austin LLP (1998 - 2019).	16	None.

Timothy Jacoby (Born: 1952)	Trustee, Chair of the Audit Committee	Indefinite Term; Since January 2017	Retired; Partner at Deloitte & Touche LLP (2000 - 2014).	16	Audit Committee Chair, Perth Mint Physical Gold ETF (AAAU) (2018 - 2020); Independent Trustee, Exchange Traded Concepts Trust (15 funds) (2014 - present); Exchange Listed Funds Trust (19 funds) (2014 - present).

Maureen Leary-Jago (Born: 1957)	Trustee	Indefinite Term; Since January 2017	Retired; Senior Global Advisor at MFS (2004 - 2016).	16	None.

Michelle M. Keeley (Born: 1964)	Trustee, Chair of the Governance and Nominating Committee	Indefinite Term; Since April 2022	Retired; Executive Vice President, Ameriprise Financial Services, Inc. (2002 - 2010).	16	Independent Director, American Equity Life Holding Company (2020 - 2022); Independent Director, Federal Home Loan Bank of Des Moines (2015 - 2021).

Annual Shareholder Report

Board of Trustees and Trust Officers (Unaudited) (Continued)

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years or Longer	Number of Portfolios in Fund Complex[2] Overseen by Trustees	Other Directorships Held During Past Five Years

Heidi Stam (Born: 1956)	Trustee	Indefinite Term; Since April 2022	Retired; Managing Director and General Counsel, Vanguard (2005 - 2016).	16	Trustee, CBRE Global Real Estate Income Fund (2021 - present); Vice Chair, Investor Advisory Committee, U.S. Securities and Exchange Commission (2020 - 2021); Committee Member, Investor Advisory Committee, U.S. Securities and Exchange Commission (2017 - 2021); Council Member, National Adjudicatory Council, FINRA (2017 - 2021).

David D. Sylvester (Born: 1950)	Trustee	Indefinite Term; Since January 2017	Retired; Portfolio Manager at Wells, Fargo & Co. (1979 - 2015).	16	Trustee, Minnehaha Academy (2017 - 2022).

John M. Tesoro (Born: 1952)	Trustee; Chair of the Board	Indefinite Term; Since April 2022	Retired; Partner, KPMG LLP (2002 - 2012).	16	Independent Trustee, BBH Trust (8 funds) (2014 - present); Director, Teton Advisors, Inc., registered investment adviser (2013 - 2021).

Annual Shareholder Report

Board of Trustees and Trust Officers (Unaudited) (Continued)

INTERESTED TRUSTEES OF THE TRUST[3]
Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years or Longer	Number of Portfolios in Fund Complex[2] Overseen by Trustees	Other Directorships Held During Past Five Years

Lena Haas (Born: 1975)	Trustee	Indefinite Term; Since October 2018	Principal, Wealth Management Advice and Solutions, Edward Jones, and General Partner, The Jones Financial Companies, L.L.L.P. (January 2022 - present), Principal, Products (March 2020 - December 2021) and Principal, Banking and Trust Services (November 2017 - March 2020) at Edward Jones; Senior Vice President, Head of Investing Product Management and Retirement, E*TRADE Financial and President of E*TRADE Capital Management (2011 - 2017).	16	Director, Craft Alliance Center of Art and Design.

Merry L. Mosbacher (Born: 1958)	Trustee	Indefinite Term; Since April 2022	Subordinated Limited Partner, The Jones Financial Companies, L.L.L.P. (since 2020); Principal, Edward Jones, and General Partner, The Jones Financial Companies, L.L.L.P. (1986 - 2019); Associate, Edward Jones (1982 - 1985).	16	None.

Annual Shareholder Report

Board of Trustees and Trust Officers (Unaudited) (Continued)

OFFICERS OF THE TRUST
Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years or Longer	Number of Portfolios in Fund Complex[2] Overseen by Trustees	Other Directorships Held During Past Five Years

Colleen R. Dean (Born: 1980)	President	Indefinite Term; Since June 2022	Director of Proprietary Funds Strategy and Management at Edward Jones (since 2022); Senior Vice President, PIMCO, and Assistant Treasurer or Deputy Treasurer for various PIMCO-sponsored mutual funds (2013 - 2022); Vice President, Cohen & Steers Capital Management (2006 - 2013).	N/A	N/A

Aaron J. Masek (Born: 1974)	Treasurer	Indefinite Term; Since January 2017	Director, Finance, Edward Jones (since 2015); Vice President and Treasurer, AQR Funds (2010 - 2015).	N/A	N/A

Alan J. Herzog (Born: 1973)	Chief Compliance Officer, Anti-Money Laundering Officer and Vice President	Indefinite Term; Since March 2022	Principal, Compliance, Edward Jones, and General Partner, The Jones Financial Companies, L.L.L.P. (since 2013); Chief Compliance Officer, Anti-Money Laundering Officer and Vice President of the Fund (2015 - 2019).	N/A	N/A

Annual Shareholder Report

Board of Trustees and Trust Officers (Unaudited) (Continued)

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years or Longer	Number of Portfolios in Fund Complex[2] Overseen by Trustees	Other Directorships Held During Past Five Years

Evan S. Posner (Born: 1979)	Secretary	Indefinite Term; Since July 2021	Associate General Counsel, Edward Jones (since 2018); Assistant Secretary of the Fund (2019 - 2021); Vice President and Counsel, Voya Investment Management (2012 - 2018).	N/A	N/A

Gregory M. Rees (Born: 1987)	Assistant Secretary	Indefinite Term; Since December 2022	Associate General Counsel at Edward Jones (since 2021); Assistant Vice President at State Street Bank & Trust Company (2019 -2021); Fund Administration Legal Contractor for State Street Bank & Trust Company (2017 - 2019).	N/A	N/A

[1]	The Trustees of the Fund who are not “interested persons” of the Fund as defined under the 1940 Act (“Independent Trustees”).

[2]

The Fund Complex includes the Fund offered by the Trust and the fifteen series of Bridge Builder Trust, three of which are not active, which are also advised by Olive Street. Each Trustee also serves as a Trustee of the Bridge Builder Trust..

[3]

Ms. Haas and Ms. Mosbacher are “interested persons” of the Fund as defined by the 1940 Act by virtue of the fact that they are affiliated persons of the Adviser’s parent company, The Jones Financial Companies, L.L.L.P., and the Fund’s distributor.

Annual Shareholder Report

Additional Information (Unaudited)

Proxy Voting Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, free of charge, by calling 1-800-441-2357. This information is also available through the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 is available without charge, upon request, by calling 1-800-441-2357. This information is also available through the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

Form N-MFP Disclosure

The Fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission monthly on Form N-MFP, which is available immediately upon filing. The Fund’s Form N-MFP filings are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding the Fund’s Form N-MFP filings is also available, without charge, by calling, 1-800-441-2357.

Household Delivery of Shareholder Documents

To reduce expenses the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-800-441-2357. You will begin receiving individual copies thirty days after your request is received.

Annual Shareholder Report

Privacy Policy (Unaudited)

FACTS	What Does the Edward Jones Money Market Fund (“EJMMF”) Do with Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	* Social Security number * Account balances * Transaction history	* Investment experience * Income and risk tolerance * Assets and account transactions
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons EJMMF chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES EJMMF SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes—such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes—to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes—information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes—information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

QUESTIONS?	Call 1-800-441-2357 or go to www.edwardjones.com/moneymarket

WHO WE ARE
Who is providing this notice?	The Edward Jones Money Market Fund (“EJMMF”)

Annual Shareholder Report

Privacy Policy (Unaudited) (Continued)	02/2024

WHAT WE DO
How does the EJMMF protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the EJMMF collect my personal information?	We collect your personal information, for example, when you deposit money with us, if you ever were to give us your contact information, open an account with us, provide us account information or make a wire transfer. We also collect your personal information from others, such as credit bureaus, affiliates or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only:

* Sharing for affiliates’ everyday business purposes—information about your creditworthiness

* Affiliates from using your information to market to you

* Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See the Other Important Information section for your rights under state law.

DEFINITIONS
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

Olive Street Investment Advisers, LLC (“Olive Street”), our investment adviser, may be deemed to be affiliated with us. Olive Street is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. (“JFC”), and is affiliated with other subsidiaries of JFC, including Edward D. Jones & Co., L.P., and Edward Jones Trust Company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. EJMMF does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. EJMMF does not currently engage in joint marketing efforts.

OTHER IMPORTANT INFORMATION
California residents	We will not share information we collect about you with companies outside of EJMMF, unless permitted by law. We also limit sharing among EJMMF and our affiliate companies to the extent required by California law.
Nevada residents	We are providing this notice to you pursuant to state law. Nevada law requires us to disclose that you may request to be placed on our internal “Do Not Call” list at any time by calling 1-800-441-2357, and that you may obtain further information by contacting the Nevada Attorney General, 555 E. Washington Ave., Suite 3900, Las Vegas, NV 89101; phone 702-486-3132; email BCPINFO@ag.state.nv.us.
Vermont Residents	As a resident of Vermont, we will automatically limit sharing of your information outside of the Edward Jones corporate family, unless otherwise permitted by law. We may share information with your consent to service your accounts or under joint marketing agreements.

Annual Shareholder Report

Investment Adviser and Administrator

Olive Street Investment Advisers, LLC

12555 Manchester Road

St. Louis, MO 63131

Sub-adviser

Federated Investment Management Company

c/o Federated Hermes, Inc.

1001 Liberty Avenue

Pittsburgh, PA 15222

Sub-Administrator

Federated Administrative Services

c/o Federated Hermes, Inc.

1001 Liberty Avenue

Pittsburgh, PA 15222

Administrative Services Provider

State Street Bank & Trust Co.

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent, Distributor & Dividend Disbursing Agent

Edward D. Jones & Co., L.P.

12555 Manchester Road

St. Louis, MO 63131

Custodian & Accounting Services Provider

State Street Bank & Trust Co.

One Congress Street, Suite 1

Boston, MA 02114-2016

Legal Counsel

Morgan, Lewis & Bockius, LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, IL 60606

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus. Investors should carefully consider the investment objectives, risks, and charges and expenses of the Fund prior to investing. The prospectus contains this and other important information and should be read carefully before investing.

Edward Jones

12555 Manchester Road

Saint Louis, Missouri 63131

1-800-441-2357

www.edwardjones.com

Investment Company Act File No. 811-2993

CUSIP 48019P102

CUSIP 48019P201

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s President and Treasurer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-441-2357, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that Timothy Jacoby, a member of the Board’s Audit Committee is an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d) The registrant has engaged its principal accountant to perform audit services, audit-related services, and tax services during the past two fiscal years. “Audit fees” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related fees” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax fees” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/29/2024	FYE 2/28/2023
Audit Fees	$63,100	$63,100
Audit-Related Fees	$0	$0
Tax Fees	$6,870	$6,870
All Other Fees	$0	$0

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

The Audit Committee has delegated pre-approval authority to its Chair for engagements of less than $50,000. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chair is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

	FYE 2/29/2024	FYE 2/28/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any entity controlling, controlled by, or under common control with the investment adviser) for the last two years.

(g) Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Non-Audit Related Fees	FYE 2/29/2024	FYE 2/28/2023
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Fiscal Year Ended 2024
Non-Audit Related Fees	$1,533,620
Tax Fees	$547,546
All Other Fees	$900

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. INVESTMENTS.

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 13. EXHIBITS.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section  302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Edward Jones Money Market Fund

By:	/s/ Colleen R. Dean
Name:	Colleen R. Dean
Title:	Principal Executive Officer

Date:	April 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Edward Jones Money Market Fund

By:	/s/ Colleen R. Dean
Name:	Colleen R. Dean
Title:	Principal Executive Officer

Date:	April 24, 2024

By:	/s/ Aaron J. Masek
Name:	Aaron J. Masek
Title:	Principal Financial Officer

Date:	April 24, 2024